BETTER 10K - RISKS AND UNCERTAINTIES - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) loan	Sep. 30, 2022 USD ($) loan	Sep. 30, 2023 USD ($) loan	Sep. 30, 2022 USD ($) loan	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased | $	$ 3.6	$ 37.9	$ 20.8	$ 97.0	$ 110.6	$ 29.1
Number of loans repurchased | loan	11	82	52	221	262	95